Supplemental Consolidated Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Information on advertising expense
Advertising Expense	$ 3,577	$ 2,205	$ 2,033